UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

CLEARBRIDGE SPECIAL INVESTMENT TRUST

FORM N-Q

JANUARY 31, 2015

CLEARBRIDGE SPECIAL INVESTMENT TRUST

Schedule of investments (unaudited)	January 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 93.9%
CONSUMER DISCRETIONARY - 15.1%
Auto Components - 2.7%
Gentex Corp.	700,000	$11,683,000
Modine Manufacturing Co.	430,000	5,241,700	*

Total Auto Components		16,924,700

Distributors - 1.5%
Pool Corp.	156,440	9,732,133

Diversified Consumer Services - 2.1%
Service Corporation International	580,000	13,125,400

Hotels, Restaurants & Leisure - 4.0%
Chuy’s Holdings Inc.	329,304	7,037,226	*
Potbelly Corp.	536,630	7,528,919	*
Red Robin Gourmet Burgers Inc.	140,000	10,850,000	*

Total Hotels, Restaurants & Leisure		25,416,145

Household Durables - 0.9%
Taylor Morrison Home Corp., Class A Shares	341,270	6,064,368	*

Media - 0.8%
Carmike Cinemas Inc.	188,240	5,208,601	*

Specialty Retail - 3.1%
Monro Muffler Inc.	185,900	10,622,326
Pier 1 Imports Inc.	521,210	8,761,540

Total Specialty Retail		19,383,866

TOTAL CONSUMER DISCRETIONARY		95,855,213

CONSUMER STAPLES - 2.3%
Food Products - 2.3%
TreeHouse Foods Inc.	160,000	14,512,000	*

ENERGY - 5.1%
Energy Equipment & Services - 1.6%
Frank’s International NV	319,100	5,223,667
US Silica Holdings Inc.	190,000	4,788,000

Total Energy Equipment & Services		10,011,667

Oil, Gas & Consumable Fuels - 3.5%
Diamondback Energy Inc.	55,000	3,794,450	*
Murphy USA Inc.	180,000	12,565,800	*
Rosetta Resources Inc.	140,000	2,389,800	*
Sanchez Energy Corp.	310,000	3,453,400	*

Total Oil, Gas & Consumable Fuels		22,203,450

TOTAL ENERGY		32,215,117

FINANCIALS - 19.0%
Banks - 3.1%
First Interstate BancSystem Inc., Class A Shares	380,000	9,082,000
Synovus Financial Corp.	400,004	10,308,103

Total Banks		19,390,103

Capital Markets - 3.5%
E*TRADE Financial Corp.	503,850	11,613,742	*
RCS Capital Corp., Class A Shares	590,000	5,563,700
Triangle Capital Corp.	242,808	5,089,256

Total Capital Markets		22,266,698

Consumer Finance - 1.7%
Springleaf Holdings Inc.	340,000	10,744,000	*

Diversified Financial Services - 3.3%
MarketAxess Holdings, Inc.	170,000	12,914,900

See Notes to Schedule of Investments.

CLEARBRIDGE SPECIAL INVESTMENT TRUST

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	SHARES	VALUE
Diversified Financial Services - (continued)
Pra Group Inc.	160,000	$7,923,200	*

Total Diversified Financial Services		20,838,100

Insurance - 3.7%
Assured Guaranty Ltd.	420,000	10,256,400
ProAssurance Corp.	205,370	9,112,267
Syncora Holdings Ltd.	2,194,001	4,036,962	*

Total Insurance		23,405,629

Real Estate Investment Trusts (REITs) - 3.7%
American Homes 4 Rent, Class A Shares	540,000	9,012,600
Potlatch Corp.	225,000	8,968,500
Summit Hotel Properties Inc.	420,000	5,384,400

Total Real Estate Investment Trusts (REITs)		23,365,500

TOTAL FINANCIALS		120,010,030

HEALTH CARE - 12.0%
Biotechnology - 1.7%
Exact Sciences Corp.	399,010	10,857,062	*

Health Care Equipment & Supplies - 6.1%
Cyberonics Inc.	165,000	9,169,050	*
Endologix Inc.	530,000	7,382,900	*
Haemonetics Corp.	150,000	5,940,000	*
IDEXX Laboratories Inc.	55,960	8,865,183	*
Quotient Ltd.	473,600	7,317,120	*

Total Health Care Equipment & Supplies		38,674,253

Health Care Providers & Services - 4.2%
Brookdale Senior Living Inc.	208,020	7,020,675	*
IPC The Hospitalist Co.	170,000	6,861,200	*
Surgical Care Affiliates Inc.	396,300	12,780,675	*

Total Health Care Providers & Services		26,662,550

TOTAL HEALTH CARE		76,193,865

INDUSTRIALS - 13.6%
Aerospace & Defense - 1.5%
HEICO Corp.	160,002	9,708,921

Airlines - 1.5%
Allegiant Travel Co.	54,000	9,788,580

Commercial Services & Supplies - 1.5%
Copart Inc.	265,000	9,699,000	*

Electrical Equipment - 1.6%
Polypore International Inc.	220,000	9,838,400	*

Machinery - 2.2%
CIRCOR International Inc.	110,000	5,432,900
Woodward Inc.	184,500	8,230,545

Total Machinery		13,663,445

Professional Services - 0.7%
Acacia Research Corp.	340,000	4,256,800

Road & Rail - 3.0%
Landstar System Inc.	143,000	9,163,440

See Notes to Schedule of Investments.

CLEARBRIDGE SPECIAL INVESTMENT TRUST

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	SHARES	VALUE
Road & Rail - (continued)
Old Dominion Freight Line Inc.	140,000	$9,816,800	*

Total Road & Rail		18,980,240

Trading Companies & Distributors - 1.6%
Aircastle Ltd.	500,000	10,030,000

TOTAL INDUSTRIALS		85,965,386

INFORMATION TECHNOLOGY - 19.6%
Electronic Equipment, Instruments & Components - 2.7%
Knowles Corp.	375,000	7,953,750	*
Methode Electronics Inc.	250,000	9,042,500

Total Electronic Equipment, Instruments & Components		16,996,250

Internet Software & Services - 3.8%
Criteo SA, ADR	160,000	6,232,000	*
Dice Holdings Inc.	730,000	6,037,100	*
Q2 Holdings Inc.	371,040	6,634,195	*
Xoom Corp.	356,420	5,257,195	*

Total Internet Software & Services		24,160,490

IT Services - 4.0%
CSG Systems International Inc.	364,680	8,941,954
EVERTEC Inc.	574,960	11,533,698
NeuStar Inc.	170,950	4,494,275	*

Total IT Services		24,969,927

Semiconductors & Semiconductor Equipment - 3.9%
Advanced Energy Industries Inc.	496,240	11,909,760	*
Applied Micro Circuits Corp.	600,000	3,150,000	*
Semtech Corp.	380,000	9,674,800	*

Total Semiconductors & Semiconductor Equipment		24,734,560

Software - 5.2%
Manhattan Associates Inc.	310,000	13,838,400	*
PROS Holdings Inc.	220,000	5,343,800	*
Tyler Technologies Inc.	130,000	13,790,400	*

Total Software		32,972,600

TOTAL INFORMATION TECHNOLOGY		123,833,827

MATERIALS - 4.4%
Chemicals - 3.0%
Balchem Corp.	110,250	5,839,942
Koppers Holdings Inc.	170,000	3,087,200

See Notes to Schedule of Investments.

CLEARBRIDGE SPECIAL INVESTMENT TRUST

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY			SHARES	VALUE
Chemicals - (continued)
Platform Specialty Products Corp.			460,000	$9,660,000	*

Total Chemicals				18,587,142

Metals & Mining - 1.4%
Steel Dynamics Inc.			532,520	9,074,142

TOTAL MATERIALS				27,661,284

UTILITIES - 2.8%
Electric Utilities - 1.7%
Portland General Electric Co.			280,000	11,116,000

Independent Power and Renewable Electricity Producers - 1.1%
Dynegy Inc.			250,000	6,830,000	*

TOTAL UTILITIES				17,946,000

TOTAL COMMON STOCKS (Cost - $540,573,895)				594,192,722

INVESTMENT IN UNDERLYING FUNDS - 1.4%
FINANCIALS - 1.4%
Main Street Capital Corp. (Cost - $9,796,537)			308,891	8,954,750	(b)

			SHARES/UNITS
MASTER LIMITED PARTNERSHIPS - 1.1%
FINANCIALS - 1.1%
Fortress Investment Group LLC, Class A Shares (Cost - $3,213,665)			1,000,000	7,140,000

			SHARES
PREFERRED STOCKS - 0.1%
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Super Dimension Ltd., Escrow Receipt (Cost - $0)			490,216	639,050	*(c)(d)(e)

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.6%
Quotient Ltd. (Cost - $61,490)		10/25/15	573,600	4,032,408	*

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $553,645,587)				614,958,930

	RATE		SHARES
SHORT-TERM INVESTMENTS - 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $11,335,652)	0.088%		11,335,652	11,335,652

TOTAL INVESTMENTS - 98.9% (Cost - $564,981,239#)				626,294,582
Other Assets in Excess of Liabilities - 1.1%				6,847,478

TOTAL NET ASSETS - 100.0%				$633,142,060

*	Non-income producing security.

(b)	Security is a business development company.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(d)	Illiquid security.

(e)	Restricted security (See Note 3).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Special Investment Trust (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$594,192,722	—	—	$594,192,722
Investment in underlying funds	8,954,750	—	—	8,954,750
Master limited partnerships	7,140,000	—	—	7,140,000
Preferred stocks	—	—	$639,050	639,050
Warrants	—	$4,032,408	—	4,032,408

Total long-term investments	$610,287,472	$4,032,408	$639,050	$614,958,930

Short-term investments	11,335,652	—	—	11,335,652

Total investments	$621,623,124	$4,032,408	$639,050	$626,294,582

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At January 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$122,415,528
Gross unrealized depreciation	(61,102,185)

Net unrealized appreciation	$61,313,343

3. Restricted securities

The following Fund investment is restricted as to resale and, in the absence of a readily ascertainable market value, is valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 1/31/15	Value per Share	Percent of Net Assets	Distributions Received	Open Commitments
Super Dimension Ltd., Escrow Receipt	490,216	5/12	$0	$639,050	$1.30	0.10%	—	—

4. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended January 31, 2015:

	Affiliate					Affiliate
	Value at	Purchased		Sold		Value at	Realized
	10/31/14	Cost	Shares	Cost	Shares	1/31/15	Loss
Syncora Holdings Ltd.*	$7,061,602	—	—	$3,572,912	1,336,800	—	$(1,218,194)

*	This security is no longer an affiliated company.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 19, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 19, 2015